Ohio Tax-Free Money Market Fund (Prospectus Summary) | Ohio Tax-Free Money Market Fund
TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND SUMMARY
The Fund's Investment Goal
The Touchstone Ohio Tax-Free Money Market Fund (the “Fund”) seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ohio Tax-Free Money Market Fund (USD $)	Class A	Institutional Shares
Wire Redemption Fee	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ohio Tax-Free Money Market Fund		Class A	Institutional Shares
Management Fees		0.48%	0.48%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.26%	0.21%
Total Annual Fund Operating Expenses		0.99%	0.69%
Fee Waiver or Expense Reimbursement	[1][2]	(0.24%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1][2]	0.75%	0.50%
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will on a daily basis, waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 0.75% and 0.50% of average daily net assets for Class A and Institutional Class shares, respectively. This expense limitation is effective through October 29, 2015, but the Board of Trustees of the Trust (the “Board”) can terminate the agreement if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.
[2]	The Total Annual Fund operating expenses after fee waiver or expense reimbursement do not correlate to the ratio of net expenses to average net assets shown in the annual report due to an additional voluntary fee waiver. During the last fiscal year, Touchstone Advisors voluntarily waived additional fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.14% for each of Class A and Institutional Class shares.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual expense limits for the period indicated). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Ohio Tax-Free Money Market Fund (USD $)	Class A	Institutional Shares
1 Year	77	51
3 Years	291	202
5 Years	524	365
10 Years	1,191	841

The Fund's Principal Investment Strategies

The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities that pay interest that is exempt from both federal income tax and Ohio personal income tax. High-quality, short-term Ohio municipal obligations are obligations with maturities of 397 days or less and that are rated in one of the two highest short-term rating categories or determined by the investment advisor to be of comparable quality. Under normal circumstances, at least 80% of the Fund's assets will be invested in Ohio municipal obligations. This is a non-fundamental investment policy and the Fund will provide shareholders with at least 60-days prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest at least 80% of its assets in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund concentrates its investments in securities of issuers located in the State of Ohio and is non-diversified under the Investment Company Act, as amended (the “1940 Act”). The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in private activity bonds and industrial development bonds, which may be backed only by nongovernmental entities. Under normal circumstances, the Fund will limit its investment in securities whose income is subject to the alternative minimum tax to less than 20% of its assets. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

•               Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

•               Tax-exempt notes

•               Tax-exempt commercial paper

•               Floating and variable rate municipal obligations

•               When-issued obligations

•               Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund will hold at least 30% of its total assets in “Weekly Liquid Assets”, which includes cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the 1940 Act that are designed to help it maintain a constant share price of $1.00 per share.

The Fund's Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield. The Fund is subject to the Principal Risks summarized below.

Fixed Income Risk: The market value of the Fund's fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the Fund's maturity or duration, the more sensitive the value of the Fund's shares will be to changes in interest rates.

•                  Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

•                  Interest Rate Risk: As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact the Fund's net asset value. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of price sensitivity of a security for a given change in interest rates, taking into account any prepayment or call features of the security. Maturity is the length of time before which a fixed-income security becomes due for payment of principal.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Municipal Securities Risk: The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, the ongoing issues facing the national economy may negatively impact the economic performance of issuers  of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

State Risk: Political and economic conditions in the state of Ohio may impact the value of Ohio municipal obligations. The Fund's yield may decrease due to decreased economic growth, increased unemployment and decreased tax revenue in the state of Ohio.

The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Ohio Tax-Free Money Market Fund Total Returns - Class A Shares as of December 31

Best Quarter: Second Quarter 2007 0.76% Worst Quarter: Fourth Quarter 2013 0.00% The year-to-date return of the Fund's Class A shares as of September 30, 2014 is 0.01%.
Average Annual Total Returns For the periods ended December 31, 2013
Average Annual Total Returns Ohio Tax-Free Money Market Fund	Label	1 Year	5 Years	10 Years
Class A	Touchstone Ohio Tax-Free Money Market Fund - Class A shares	0.01%	0.04%	1.00%
Institutional Shares	Touchstone Ohio Tax-Free Money Market Fund - Institutional Class shares	0.01%	0.09%	1.15%